Earnings Per Share (Details Textual)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment, Total	87,093	50,932	23,756
Warrant [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment, Total	30,255
Outstanding Options (In Shares)	551,380
Employee Stock Option [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment, Total	56,838	50,932	23,756
Outstanding Options (In Shares)	277,000	348,000	450,000